Lord Abbett Securities Trust

90 Hudson Street

Jersey City, New Jersey 07302-3973

August 1, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re: Lord Abbett Securities Trust (the “Registrant”)

1933 Act File No. 033-58846

1940 Act File No. 811-07538

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned hereby certifies that:

  the form of prospectus and statement of additional information that would have been filed under Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A filed by the Registrant on July 25, 2019; and

  the text of Post-Effective Amendment No. 115, which was filed electronically with the U.S. Securities and Exchange Commission on July 25, 2019.

Sincerely,

/s/ Pamela P. Chen

Pamela P. Chen

Vice President and Assistant Secretary

Lord Abbett Funds